Real Estate Properties - 2016 Dispositions (Details) $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Jul. 31, 2016 USD ($) ft² building property	Mar. 31, 2017	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) ft²	Dec. 31, 2015 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Rentable area of properties (in square feet) | ft²				830,185
Net book value			$ 2,633,873	$ 1,591,956
Gain on sale of real estate			0	79	$ 0
Deferred gain on sale of real estate			712
One building | Disposal Group, Held-for-sale | Savannah, GA | Office Building
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of properties owned | property	1
Number of Buildings | building	1
Rentable area of properties (in square feet) | ft²	35,228
Net book value	$ 2,986
Aggregate sale price of properties sold, excluding closing costs	4,000
Mortgage loan	$ 3,600
LIBOR | Disposal Group, Disposed of by Sale | Savannah, GA
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Basis spread on variable rate		4.00%
Minimum | LIBOR | Disposal Group, Disposed of by Sale | Savannah, GA
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Basis spread on variable rate		5.00%
Other Assets
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Deferred gain on sale of real estate			712	$ 712
Real Estate Loan | Other Assets
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Financing receivable			$ 3,600